DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS July 31, 2024
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—135.6%
	■ Airport Services—2.8%
34,400	Aena SME S.A. (Spain)(1)	$6,518,868
17,000	Flughafen Zurich AG Registered Shares (Switzerland)(1)	3,939,390
34,000	Grupo Aeroportuario del Centro Norte SAB de C.V. ADR (Mexico)	2,344,300
		12,802,558
	■ Electric, Gas and Water—75.7%
289,990	Alliant Energy Corp. (1)	16,140,843
125,660	Ameren Corp. (1)	9,961,068
111,800	Atmos Energy Corp. (1)	14,296,984
674,000	CenterPoint Energy, Inc. (1)	18,703,500
208,500	CMS Energy Corp.	13,510,800
179,000	DTE Energy Co. (1)(2)	21,574,870
250,300	Duke Energy Corp. (1)	27,350,281
220,600	Edison International (1)	17,650,206
900,000	Enel SpA (Italy)(1)	6,422,721
110,000	Entergy Corp. (1)	12,756,700
268,000	Evergy, Inc. (1)	15,544,000
197,000	Eversource Energy (1)	12,787,270
633,000	Iberdrola S.A. (Spain)(1)	8,344,083
443,000	NextEra Energy, Inc. (1)(2)	33,840,770
75,000	Orsted AS (Denmark)(1)(3)	4,463,845
430,000	Pennon Group plc (United Kingdom)	3,427,276
530,235	PPL Corp. (1)	15,758,584
118,000	Public Service Enterprise Group, Inc. (1)	9,412,860
230,000	Redeia Corp. S.A. (Spain)(1)	4,074,780
290,000	RWE AG (Germany)(1)	10,824,773
175,000	Severn Trent plc (United Kingdom)	5,784,011
322,000	Southern Co. (The) (1)	26,893,440
170,300	WEC Energy Group, Inc. (1)	14,656,018
290,300	Xcel Energy, Inc. (1)	16,918,684
		341,098,367
	■ Highways & Railtracks—2.0%
1,033,000	Transurban Group (Australia)	8,788,650
Shares	Description	Value
	■ Integrated Telecommunication Services—2.1%
495,000	AT&T, Inc. (1)	$9,528,750
	■ Multi-Utilities—10.4%
560,000	E.ON SE (Germany)(1)	7,857,568
581,250	National Grid plc (United Kingdom)	7,367,648
576,000	NiSource, Inc. (1)	18,000,000
171,400	Sempra (1)	13,722,284
		46,947,500
	■ Oil & Gas Storage, Transportation and Production—36.0%
129,000	Cheniere Energy, Inc. (1)	23,560,560
66,000	DT Midstream, Inc. (1)	4,973,760
1,243,185	Energy Transfer LP (1)	20,226,620
294,000	EnLink Midstream LLC (1)	4,018,980
484,000	Enterprise Products Partners LP	13,968,240
428,575	MPLX LP (1)	18,351,582
225,000	ONEOK, Inc. (1)	18,749,250
302,000	Pembina Pipeline Corp. (Canada)	11,704,646
560,000	Plains All American Pipeline LP (1)	10,186,400
150,300	Targa Resources Corp.	20,332,584
372,147	Williams Cos., Inc. (The) (1)	15,979,992
		162,052,614
	■ Railroads—5.6%
48,700	Canadian Pacific Kansas City Ltd. (Canada)	4,083,936
185,000	CSX Corp. (1)	6,493,500
25,900	Norfolk Southern Corp. (1)	6,463,604
33,600	Union Pacific Corp. (1)	8,290,128
		25,331,168
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2024
(Unaudited)
Shares	Description	Value
	■ Telecom Tower REITs—1.0%
39,000	Crown Castle, Inc. (1)	$4,293,120
	Total Common Stocks & MLP Interests (Cost $517,969,435)	610,842,727
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—135.6% (Cost $517,969,435)		610,842,727
	■ Written Options—(0.0)%
	(see Open Written Option Contracts on the next page)
	Total Written Options (Premiums received $339,938)	(254,100)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—135.6% (Cost $517,629,497)		610,588,627
	Secured borrowings—(27.8)%	(125,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(7.8)%	(35,000,000)
	Other assets less other liabilities—(0.0)%	(198,979)
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$450,389,648
(1)	All or a portion of the security is segregated as collateral for borrowings. The value of securities segregated as collateral is $336,601,424.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $20,014,500.
(3)	Non-income producing.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2024
(Unaudited)
Open Written Option Contracts as of July 31, 2024, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Exchange-Traded Call Options
DTE Energy Co.	(900)	$(11,250)	$125.00	10/18/24	$(195,300)
NextEra Energy, Inc.	(1,200)	(10,200)	85.00	9/20/24	(58,800)
					$(254,100)
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2024
(Unaudited)
Sector Allocation*
Electric, Gas and Water	56%
Oil & Gas Storage, Transportation and Production	26
Multi-Utilities	8
Railroads	4
Airport Services	2
Integrated Telecommunication Services	2
Highways & Railtracks	1
Telecom Tower REITs	1
Total	100%

Country Weightings*
United States	83%
Germany	4
Canada	3
Spain	3
United Kingdom	3
Italy	1
Australia	1
Denmark	1
Switzerland	1
Total	100%

Currency Exposure*
United States Dollar	83%
Euro	8
Canadian Dollar	3
United Kingdom Pound Sterling	3
Australian Dollar	1
Danish Krone	1
Swiss Franc	1
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2024
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2024:
Level 1
Common stocks & MLP interests	$610,842,727
Written options	(254,100)
Total investments	$610,588,627
There were no Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.